Property and Equipment, Net	12 Months Ended
Apr. 30, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment, net consist of the following:

	April 30, 2023	April 30, 2024
	JPY	JPY	USD
At cost:
Office equipment	3,223,064	3,559,257	22,593
Total	3,223,064	3,559,257	22,593
Accumulated depreciation	(1,156,051)	(2,239,373)	(14,215)
Property and equipment, net	2,067,013	1,319,884	8,378

Depreciation expense for the years ended April 30, 2022, 2023 and 2024 amounted to JPY309,508, JPY778,611 and JPY1,083,322 (USD6,876), respectively.